UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2000
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings
entries.
Institutional Investment Manager
Filing this Report:

Name:
Loveless & Kline. Inc.
Address:
222 Kearny Street

Suite 604

San Francisco, CA 94108
13F File
Number:
028-07840

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:
William R. Loveless

Title:
President

Phone:
415-397-4949


Signature,
Place,
and Date of Signing:
William R. Loveless
San Francisco, CA
May 1, 2003
Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:




FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
153
Form 13F Information Table Value Total:
$116,524
(thousands)


List of Other Included Managers:



NONE







	FORM 13F INFORMATION TABLE

 								VALUE   SHARES/  SH/  INVSTMT     OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN   DSCRETN    MANAGERS     SOLE      SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance Fibre                  COMMON           00754A105      172    3,800 SH     Sole                     3,800
Agilent Technologies Inc.      COMMON           00864U101    1,363   18,481 SH     Sole                    18,481
Allstate Corp                  COMMON           020002101       46    2,054 SH     Sole                     2,054
Altria Group Inc.              COMMON           02209S103        5      200 SH     Sole                       200
Amer Home Products             COMMON           026609107      746   12,700 SH     Sole                    12,700
Ameren Corp                    COMMON           023608102       38    1,133 SH     Sole                     1,133
American Elec Power            COMMON           025537101       27      900 SH     Sole                       900
American Express               COMMON           025816109    2,455   47,100 SH     Sole                    47,100
American Intl Group            COMMON           026874107    2,549   21,694 SH     Sole                    21,694
Anheuser Busch                 COMMON           035229103       90    1,200 SH     Sole                     1,200
Apollo Group                   COMMON           037604105      504   18,000 SH     Sole                    18,000
Applied Material               COMMON           038222105       36      400 SH     Sole                       400
At Home Corp                   COMMON           N/A            212   10,200 SH     Sole                    10,200
AT&T Corp                      COMMON           001957109    1,576   49,843 SH     Sole                    49,843
AT&T Wireless                  COMMON           00209A106       28    1,000 SH     Sole                     1,000
Auto Data Processing           COMMON           053015103    3,843   71,750 SH     Sole                    71,750
Banc One Corp                  COMMON           06423A103       10      365 SH     Sole                       365
Bank of America Corp.          COMMON           06605F102      175    4,080 SH     Sole                     4,080
Barrick Gold Corp              COMMON           067901108        3      146 SH     Sole                       146
Baxter International           COMMON           071813109    1,247   17,733 SH     Sole                    17,733
Best Buy                       COMMON           086516101       76    1,200 SH     Sole                     1,200
Best Food Inc.                 COMMON           08658U101      249    3,600 SH     Sole                     3,600
BMC Software                   COMMON           055921100      496   13,600 SH     Sole                    13,600
Boeing Company                 COMMON           097023105    1,133   27,100 SH     Sole                    27,100
BP Amoco PLC                   COMMON           055622104      972   17,184 SH     Sole                    17,184
BRE Properties Class A         COMMON           05564E106       46    1,596 SH     Sole                     1,596
Bristol Myers                  COMMON           110122108       93    1,600 SH     Sole                     1,600
Burlington Resources           COMMON           122014104      558   14,600 SH     Sole                    14,600
Campbell Soup                  COMMON           134429109       23      800 SH     Sole                       800
Chevron Corp.                  COMMON           166751107       55      650 SH     Sole                       650
Chiron Corp                    COMMON           170040109      143    3,000 SH     Sole                     3,000
Cisco Systems Inc.             COMMON           17275R102    7,361  115,800 SH     Sole                   115,800
Citigroup                      COMMON           172967101      186    3,090 SH     Sole                     3,090
CNF Transportation             COMMON           12612W104       14      600 SH     Sole                       600
Coastal Corp                   COMMON           190441105       61    1,000 SH     Sole                     1,000
Colgate Palmolive              COMMON           194162103       72    1,200 SH     Sole                     1,200
Comcast Cl A                   COMMON           200300200      486   12,000 SH     Sole                    12,000
COMPAQ Computer                COMMON           204493100        5      200 SH     Sole                       200
Computer Sciences              COMMON           205363104    4,048   54,200 SH     Sole                    54,200
Consolidated Edison            COMMON           209115104       10      334 SH     Sole                       334
Convergys                      COMMON           212485106      192    3,700 SH     Sole                     3,700
Copytele Inc.                  COMMON           217721109        9    6,000 SH     Sole                     6,000
Corn Products Intl Inc.        COMMON           219023108        9      350 SH     Sole                       350
Crescent REIT                  COMMON           225756105      459   22,400 SH     Sole                    22,400
Cummings Engine                COMMON           231021106       27    1,000 SH     Sole                     1,000
Dell Computers                 COMMON           247025109       10      200 SH     Sole                       200
Diebold, Inc.                  COMMON           253651103      479   17,200 SH     Sole                    17,200
Dow Chemical                   COMMON           260543103       48    1,575 SH     Sole                     1,575
Dupont                         COMMON           263534109    1,404   32,100 SH     Sole                    32,100
Edison Intl Corp               COMMON           281020107       40    1,966 SH     Sole                     1,966
Edwards Lifesciences Corp      COMMON           28176E108       66    3,546 SH     Sole                     3,546
El Paso Corp                   COMMON           283905107    2,109   41,400 SH     Sole                    41,400
Emerson electric               COMMON           291011104      519    8,600 SH     Sole                     8,600
Energizer Corp                 COMMON           29266R108       19    1,048 SH     Sole                     1,048
Engelhard Corp                 COMMON           292845104      340   19,900 SH     Sole                    19,900
Enron                          COMMON           293561106       77    1,200 SH     Sole                     1,200
Equity Office Properties       COMMON           294741103      719   26,100 SH     Sole                    26,100
Ericsson (LM) Tel ADR          COMMON           294821400    2,280  114,000 SH     Sole                   114,000
eSoft Inc.                     COMMON           296904105        7    1,000 SH     Sole                     1,000
Exxon Mobil Corp.              COMMON           30231G102      410    5,226 SH     Sole                     5,226
Fairchild Semiconductor        COMMON           303726103      433   10,700 SH     Sole                    10,700
Federal Home Loan              COMMON           313400301    1,737   42,900 SH     Sole                    42,900
Fedl National Mtge             COMMON           313586109      177    3,400 SH     Sole                     3,400
First Union Corp               COMMON           337358105       52    2,097 SH   Defined                    2,097
Fox Entertainment Group        COMMON           35138T107    1,105   36,380 SH     Sole                    36,380
Gap, Inc.                      COMMON           364760108    1,075   34,395 SH     Sole                    34,395
General Electric               COMMON           369604103    4,171   78,700 SH     Sole                    78,700
General Motors                 COMMON           370442105        8      135 SH     Sole                       135
Genzyme Corp                   COMMON           372917104    1,407   23,667 SH     Sole                    23,667
Georgia Gulf Corp              COMMON           373200203       42    2,000 SH     Sole                     2,000
Gilat Communications LTD Ord.  COMMON           M50876100       98    6,000 SH     Sole                     6,000
Glaxo PLC ADR                  COMMON           37733W105      116    2,000 SH     Sole                     2,000
Hartford Finl Services         COMMON           416515104       67    1,200 SH     Sole                     1,200
Hewlett Packard                COMMON           428236103    4,879   39,072 SH     Sole                    39,072
IMS Health Inc.                COMMON           449934108    1,370   76,100 SH     Sole                    76,100
Intel Corp                     COMMON           458140100   14,710  110,032 SH     Sole                   110,032
Intl Business Mach             COMMON           459200101    2,700   24,648 SH     Sole                    24,648
Johnson & Johnson              COMMON           478160104    2,670   26,205 SH     Sole                    26,205
Kendle International Inc.      COMMON           48880L107       43    5,500 SH     Sole                     5,500
Lehman Bros Inc.               COMMON           524908100       26      280 SH     Sole                       280
Lilly Eli & Co                 COMMON           532457108    1,973   19,750 SH     Sole                    19,750
Lucent Technologies            COMMON           549463107    3,774   63,704 SH     Sole                    63,704
Macerich Co.                   COMMON           554382101      216    9,800 SH     Sole                     9,800
MBNA Corp                      COMMON           55262L100       82    3,037 SH     Sole                     3,037
McCormick & Co.                COMMON           579780206      130    4,000 SH     Sole                     4,000
Mediaone Group Inc             COMMON           58440J104       13      200 SH     Sole                       200
Medtronics, Inc.               COMMON           585055106    1,574   31,600 SH     Sole                    31,600
Mettler Toledo Intl            COMMON           592688105      320    8,000 SH     Sole                     8,000
Mexico Fund                    COMMON           592835102       73    4,877 SH     Sole                     4,877
Microsoft                      COMMON           594918104    1,904   23,800 SH     Sole                    23,800
Milestone Scientific           COMMON           59935P100        4    2,000 SH     Sole                     2,000
Montana Pwr Co                 COMMON           612085100        6      160 SH     Sole                       160
Morgan Stanley Dean Witter Inc.COMMON           617446448      222    2,666 SH     Sole                     2,666
Motorola                       COMMON           620076109      218    7,500 SH     Sole                     7,500
MSDW Income Securities Inc.    COMMON           61745P87         7      429 SH     Sole                       429
Mueller Industries Inc.        COMMON           624756102       17      600 SH     Sole                       600
National Fuel Gas Co.          COMMON           636180101      366    7,500 SH     Sole                     7,500
Natl Semiconductor             COMMON           637640103      823   14,500 SH     Sole                    14,500
New York Times Inc.            COMMON           650111107      468   11,860 SH     Sole                    11,860
Nextel                         COMMON           65332V103      673   11,000 SH     Sole                    11,000
Oracle Corp                    COMMON           68389X105    1,555   18,500 SH     Sole                    18,500
PACCAR Inc                     COMMON           693718108      172    4,332 SH   Defined                    4,332
Pacific Century Finl Corp      COMMON           694058108       11      740 SH     Sole                       740
Palm Pilot Inc.                COMMON           696642206        3      100 SH     Sole                       100
PepsiCo, Inc.                  COMMON           713448108      470   10,568 SH     Sole                    10,568
Pfizer                         COMMON           717081103      346    7,200 SH     Sole                     7,200
Pharmacia Corp                 COMMON           716941109      285    5,521 SH     Sole                     5,521
Phycor                         COMMON           71940F100        1    1,000 SH     Sole                     1,000
Prima Energy Co.               COMMON           741901201    1,498   28,000 SH   Defined                   28,000
Procter & Gamble               COMMON           742718109      313    5,464 SH     Sole                     5,464
Protective Life Corp           COMMON           743674103      738   27,700 SH     Sole                    27,700
Protein Design Labs            COMMON           74369L103       82      500 SH     Sole                       500
Quest Diagnostics Inc.         COMMON           74834L100        7      100 SH     Sole                       100
QWest Communications           COMMON           749121109      130    2,509 SH     Sole                     2,509
Ralston Purina                 COMMON           751277302       63    3,145 SH     Sole                     3,145
Safeway Inc.                   COMMON           786514205      450   10,000 SH     Sole                    10,000
Sara Lee Corp                  COMMON           803111103       19    1,000 SH     Sole                     1,000
SBC Communications Inc         COMMON           78387G103      119    2,751 SH     Sole                     2,751
Schering Plough                COMMON           806605101    1,712   33,900 SH     Sole                    33,900
Schlumberger Ltd.              COMMON           806857108      478    6,400 SH     Sole                     6,400
Sears Roebuck & Co             COMMON           812387108        2       59 SH     Sole                        59
Sherwin-Williams               COMMON           824348106      833   39,300 SH     Sole                    39,300
Singer Co. N.V.                COMMON           82930F109        2   32,000 SH     Sole                    32,000
Solutia Inc.                   COMMON           834376105      344   25,000 SH     Sole                    25,000
Southern Co                    COMMON           842587107      113    4,840 SH     Sole                     4,840
Spieker Properties Inc.        COMMON           N/A             87    1,900 SH     Sole                     1,900
Spieker Properties, Inc. Ser B PFD              N/A            120    5,000 SH     Sole                     5,000
Staples Inc.                   COMMON           855030102      931   60,575 SH     Sole                    60,575
Sun Microsystems               COMMON           866810104      542    5,962 SH     Sole                     5,962
SunGard Data Sys               COMMON           867363103      834   26,900 SH     Sole                    26,900
Target Group                   COMMON           87612E106      104    1,800 SH     Sole                     1,800
TCW Conv Sec Fd Inc            COMMON           872340104       60    5,760 SH     Sole                     5,760
Texaco Inc                     COMMON           881694103      351    6,600 SH     Sole                     6,600
Time Warner Inc.               COMMON           887315109       91    1,200 SH     Sole                     1,200
Tower Automotive Inc.          COMMON           891707101       50    4,000 SH     Sole                     4,000
Transocean Sedco Forex         COMMON           G90078109        4       77 SH     Sole                        77
Tyco Laboratories              COMMON           902124106      711   15,000 SH     Sole                    15,000
United Dominion Rlty           COMMON           910197102      165   15,000 SH     Sole                    15,000
United Parcel Services         COMMON           911312106    1,900   32,200 SH     Sole                    32,200
Unocal                         COMMON           915289102    1,414   42,700 SH     Sole                    42,700
US Bancorp                     COMMON           902973106       58    3,000 SH     Sole                     3,000
USX Cap Tr I Quips 6.75%       PFD              90339E20        50    1,500 SH     Sole                     1,500
Utilicorp UTD Inc.             COMMON           918005109       29    1,440 SH     Sole                     1,440
Verizon                        COMMON           92343V104    1,712   33,908 SH     Sole                    33,908
Viacom                         COMMON           925524308    1,768   25,855 SH     Sole                    25,855
Walgreen Company               COMMON           931422109       52    1,600 SH     Sole                     1,600
Walmart Stores                 COMMON           931142103    2,438   42,300 SH     Sole                    42,300
Washington Mutual              COMMON           939322103      675   23,370 SH     Sole                    23,370
Williams Cos Inc               COMMON           969457100       83    2,000 SH     Sole                     2,000
Worldcom Inc.                  COMMON           92552R109    2,131   46,450 SH     Sole                    46,450
Xcel Energy                    COMMON           98389B100        8      400 SH     Sole                       400
Xerox Corp.                    COMMON           984121103      210   10,140 SH     Sole                    10,140
ZapMe! Corporation             COMMON           98912E100       14    5,000 SH     Sole                     5,000



Filer Manual Volume I		April 2003
1

Filer Manual Volume I	A-6	October 2002